Wahed FTSE USA Shariah ETF
Schedule of Investments
August 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 98.0%
Administrative and Support Services — 0.5%
Baker Hughes Co.	7,210	$164,244
FleetCor Technologies, Inc. (a)	782	205,885
GXO Logistics, Inc. (a)	895	73,202
Robert Half International, Inc.	1,065	110,121
Rollins, Inc.	2,206	85,857
		639,309
Air Transportation — 0.1%
Delta Air Lines, Inc. (a)	1,567	63,370
United Airlines Holdings, Inc. (a)	783	36,417
		99,787
Ambulatory Health Care Services — 0.5%
Laboratory Corp of America Holdings (a)	943	286,088
Quest Diagnostics, Inc.	1,276	195,011
Teladoc Health, Inc. (a)	1,422	205,365
		686,464
Apparel Manufacturing — 0.7%
Cintas Corp.	869	343,924
Lululemon Athletica, Inc. (a)	1,101	440,587
VF Corp.	3,163	241,875
		1,026,386
Beverage and Tobacco Product Manufacturing — 0.5%
Coca-Cola Europacific Partners PLC (b)	1,971	113,806
Keurig Dr. Pepper, Inc.	6,839	243,947
Monster Beverage Corp. (a)	3,641	355,252
		713,005
Broadcasting (Except Internet) — 0.2%
Liberty Broadband Corp. - Class A (a)	230	42,727
Liberty Broadband Corp. - Class C (a)	1,478	282,771
		325,498
Building Material and Garden Equipment and Supplies Dealers — 0.1%
Snap-on, Inc.	510	114,724

Chemical Manufacturing — 19.1%
Abbott Laboratories	17,200	2,173,564
Air Products & Chemicals, Inc.	2,160	582,142
Albemarle Corp.	1,137	269,173
AstraZeneca PLC - ADR (b)	4,678	272,634
Biogen, Inc. (a)	1,485	503,281
BioMarin Pharmaceutical, Inc. (a)	1,775	149,473
Bristol-Myers Squibb Co.	21,919	1,465,504
Catalent, Inc. (a)	1,586	206,878
CF Industries Holdings, Inc.	2,079	94,428
Church & Dwight Co., Inc.	2,403	201,035
Dow, Inc.	7,326	460,805
DuPont de Nemours, Inc.	5,322	393,934
Ecolab, Inc.	2,444	550,780
Eli Lilly & Co.	8,351	2,156,980
FMC Corp.	1,263	118,255
Horizon Therapeutics PLC (a)(b)	2,133	230,556
International Flavors & Fragrances, Inc.	2,434	368,751
Jazz Pharmaceuticals PLC (a)(b)	577	75,997
Johnson & Johnson	26,011	4,503,284
Linde PLC (b)	5,143	1,617,936
Merck & Co., Inc.	25,038	1,910,149
Organon & Co.	2,473	83,810
Perrigo Co. PLC (b)	1,304	53,399
Pfizer, Inc.	55,248	2,545,275
PPG Industries, Inc.	2,311	368,720
Regeneron Pharmaceuticals, Inc. (a)	982	661,279
The Estee Lauder Cos., Inc. - Class A	2,244	764,060
The Procter & Gamble Co.	24,030	3,421,632
West Pharmaceutical Services, Inc.	718	324,263
Westlake Chemical Corp.	319	27,865
		26,555,842
Computer and Electronic Product Manufacturing — 32.4% (c)
Advanced Micro Devices, Inc. (a)	11,970	1,325,318
Agilent Technologies, Inc.	2,978	522,550
Analog Devices, Inc.	3,600	586,620
Apple, Inc.	154,874	23,514,519
Bio-Rad Laboratories, Inc. - Class A (a)	199	160,159
Cisco Systems, Inc.	41,800	2,467,036
Danaher Corp.	6,244	2,024,055
Dell Technologies, Inc. - Class C (a)	2,667	259,926
Fortive Corp.	3,186	235,350
Hologic, Inc. (a)	2,474	195,817
HP, Inc.	12,229	363,690
IDEXX Laboratories, Inc. (a)	809	545,072
Intel Corp.	39,947	2,159,535
Juniper Networks, Inc.	3,169	91,838
Marvell Technology, Inc.	7,898	483,279
Medtronic PLC (b)	13,306	1,776,085
Micron Technology, Inc. (a)	10,985	809,594
NXP Semiconductors NV (b)	2,699	580,636
PerkinElmer, Inc.	1,083	200,138
QUALCOMM, Inc.	11,145	1,634,860
Texas Instruments, Inc.	9,119	1,740,908
Thermo Fisher Scientific, Inc.	3,865	2,144,882
Trane Technologies PLC (b)	2,328	462,108
Trimble, Inc. (a)	2,446	230,462
Western Digital Corp. (a)	3,000	189,600
Zebra Technologies Corp. - Class A (a)	522	306,503
		45,010,540

Construction of Buildings — 0.5%
DR Horton, Inc.	3,256	311,339
Lennar Corp. - Class A	2,660	285,445
Lennar Corp. - Class B	152	13,303
PulteGroup, Inc.	2,563	138,043
		748,130
Couriers and Messengers — 1.5%
FedEx Corp.	2,402	638,187
United Parcel Service, Inc. - Class B	7,154	1,399,537
		2,037,724
Electrical Equipment, Appliance, and Component Manufacturing — 0.9%
Eaton Corp PLC (b)	3,962	667,042
Plug Power, Inc. (a)	4,882	127,225
Rockwell Automation, Inc.	1,136	369,711
Whirlpool Corp.	595	131,811
		1,295,789
Fabricated Metal Product Manufacturing — 0.9%
Emerson Electric Co.	5,840	616,120
Nucor Corp.	2,916	342,805
Stanley Black & Decker, Inc.	1,610	311,165
		1,270,090
Food Manufacturing — 1.0%
Archer-Daniels-Midland Co.	5,443	326,580
Bunge Ltd. (b)	1,336	101,149
Mondelez International, Inc. - Class A	13,673	848,683
The JM Smucker Co.	1,033	127,751
		1,404,163
Funds, Trusts and Other Financial Vehicles — 0.2%
Garmin Ltd. (b)	1,474	257,110

Furniture and Related Product Manufacturing — 0.1%
Fortune Brands Home & Security, Inc.	1,342	130,671

Gasoline Stations — 1.3%
Chevron Corp.	19,138	1,851,984

General Merchandise Stores — 0.3%
Burlington Stores, Inc. (a)	639	191,374
Dollar Tree, Inc. (a)	2,268	205,345
		396,719
Health and Personal Care Stores — 1.2%
CVS Health Corp.	13,038	1,126,353
Ulta Beauty, Inc. (a)	514	199,077
Walgreens Boots Alliance, Inc.	7,171	363,928
		1,689,358

Hospitals — 0.1%
Universal Health Services, Inc. - Class B	737	114,795

Leather and Allied Product Manufacturing — 1.4%
NIKE, Inc. - Class B	12,216	2,012,464

Machinery Manufacturing — 2.5%
Applied Materials, Inc.	8,983	1,213,873
Carrier Global Corp.	8,511	490,234
Cummins, Inc.	1,429	337,216
Dover Corp.	1,406	245,150
IDEX Corp.	739	165,536
Ingersoll Rand, Inc. (a)	3,670	194,583
KLA Corp.	1,491	506,880
Pentair PLC (b)	1,610	124,228
Xylem, Inc.	1,746	237,997
		3,515,697
Management of Companies and Enterprises — 0.1%
Ceridian HCM Holding, Inc. (a)	1,264	142,010

Merchant Wholesalers, Durable Goods — 1.4%
Copart, Inc. (a)	2,038	294,124
Fastenal Co.	5,777	322,645
Flex Ltd. (a)(b)	4,871	90,503
Genuine Parts Co.	1,370	167,400
Henry Schein, Inc. (a)	1,366	103,256
LKQ Corp. (a)	2,735	144,107
Pool Corp.	382	188,823
TE Connectivity Ltd. (b)	3,234	485,812
WW Grainger, Inc.	451	195,599
		1,992,269
Merchant Wholesalers. Nondurable Goods — 0.4%
AmerisourceBergen Corp.	1,434	175,249
Cardinal Health, Inc.	2,843	149,229
McKesson Corp.	1,560	318,458
		642,936

Mining (Except Oil and Gas) — 1.1%
Freeport-McMoRan, Inc.	14,344	521,978
Martin Marietta Materials, Inc.	603	229,894
Newmont Corp.	7,863	455,975
Southern Copper Corp.	810	50,698
Vulcan Materials Co.	1,292	240,222
		1,498,767

Miscellaneous Manufacturing — 3.6%
Align Technology, Inc. (a)	763	540,967
Baxter International, Inc.	4,929	375,688
Becton Dickinson and Co.	2,831	712,563
Boston Scientific Corp. (a)	13,915	628,262
DENTSPLY SIRONA, Inc.	2,127	131,236
Edwards Lifesciences Corp. (a)	6,137	719,134
STERIS PLC (b)	951	204,475
Stryker Corp.	3,414	946,019
Teleflex, Inc.	453	179,143
The Cooper Cos., Inc.	467	210,482
Zimmer Biomet Holdings, Inc.	2,036	306,316
		4,954,285
Miscellaneous Store Retailers — 0.2%
Tractor Supply Co.	1,127	218,920

Motor Vehicle and Parts Dealers — 0.7%
Advance Auto Parts, Inc.	631	127,998
AutoZone, Inc. (a)	206	319,125
O'Reilly Automotive, Inc. (a)	662	393,281
Sensata Technologies Holding PLC (a)(b)	1,509	89,303
		929,707
Nonmetallic Mineral Product Manufacturing — 1.1%
3M Co.	5,720	1,113,913
Corning, Inc.	7,455	298,126
Mohawk Industries, Inc. (a)	540	106,790
		1,518,829
Nonstore Retailers — 0.4%
eBay, Inc.	6,749	517,918

Oil and Gas Extraction — 0.8%
Cabot Oil & Gas Corp.	3,840	61,018
EOG Resources, Inc.	5,707	385,337
Phillips 66	4,282	304,407
Pioneer Natural Resources Co.	2,159	323,137
		1,073,899
Paper Manufacturing — 0.5%
Avery Dennison Corp.	797	179,636
International Paper Co.	3,831	230,205
Packaging Corp. of America	909	137,895
Westrock Co.	2,548	132,598
		680,334
Petroleum and Coal Products Manufacturing — 1.8%
Exxon Mobil Corp.	41,818	2,279,917
Valero Energy Corp.	3,993	264,776
		2,544,693
Primary Metal Manufacturing — 0.1%
Steel Dynamics, Inc.	1,966	132,685

Professional, Scientific and Technical Services — 2.3%
Amdocs Ltd. (b)	1,267	97,597
CDW Corp.	1,358	272,428
Cerner Corp.	2,954	225,538
Cognizant Technology Solutions Corp. - Class A	5,153	393,226
F5 Networks, Inc. (a)	581	118,274
Gartner, Inc. (a)	808	249,462
International Business Machines Corp.	8,799	1,234,852
Jack Henry & Associates, Inc.	721	127,170
Omnicom Group, Inc.	2,073	151,785
The Interpublic Group of Cos., Inc.	3,835	142,777
VMware, Inc. - Class A (a)	777	115,672
		3,128,781
Publishing Industries (Except Internet) — 7.6%
Adobe, Inc. (a)	4,714	3,128,682
Akamai Technologies, Inc. (a)	1,571	177,916
ANSYS, Inc. (a)	851	310,921
Autodesk, Inc. (a)	2,186	677,857
Cadence Design Systems, Inc. (a)	2,691	439,925
Citrix Systems, Inc.	1,202	123,650
DocuSign, Inc. (a)	1,863	551,895
Hewlett Packard Enterprise Co.	12,745	197,038
Intuit, Inc.	2,525	1,429,428
News Corp. - Class A	3,816	85,746
News Corp. - Class B	1,179	25,973
Paycom Software, Inc. (a)	487	238,094
PTC, Inc. (a)	1,026	135,083
Salesforce.com, Inc. (a)	8,741	2,318,725
Synopsys, Inc. (a)	1,477	490,718
Tyler Technologies, Inc. (a)	380	184,566
		10,516,217
Rail Transportation — 0.5%
Norfolk Southern Corp.	2,472	626,751

Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.1%
Clarivate PLC (a)(b)	4,009	100,987

Specialty Trade Contractors — 0.4%
Johnson Controls International PLC (b)	7,020	525,096

Support Activities for Agriculture and Forestry — 0.2%
Corteva, Inc.	7,389	324,894

Support Activities for Mining — 0.6%
ConocoPhillips	13,366	742,214
Diamondback Energy, Inc.	1,758	135,612
		877,826
Support Activities for Transportation — 0.4%
CH Robinson Worldwide, Inc.	1,356	122,121
Expeditors International of Washington, Inc.	1,636	203,911
JB Hunt Transport Services, Inc.	809	143,517
XPO Logistics, Inc. (a)	895	77,784
		547,333
Telecommunications — 0.9%
ResMed, Inc.	1,409	409,357
T-Mobile US, Inc. (a)	5,836	799,648
		1,209,005
Transit and Ground Passenger Transportation — 0.5%
Uber Technologies, Inc. (a)	15,960	624,674

Transportation Equipment Manufacturing — 4.9%
Aptiv PLC (a)(b)	2,630	400,260
Autoliv, Inc.	855	75,573
BorgWarner, Inc.	2,337	99,743
Gentex Corp.	2,354	72,503
Lear Corp.	584	93,405
PACCAR, Inc.	3,326	272,300
Tesla, Inc. (a)	7,651	5,628,994
Westinghouse Air Brake Technologies Corp.	1,766	158,569
		6,801,347
Truck Transportation — 0.2%
Old Dominion Freight Line, Inc.	998	288,143

Utilities — 1.2%
Atmos Energy Corp.	1,266	123,448
Avangrid, Inc.	542	29,620
Edison International	3,653	211,289
Exelon Corp.	9,569	469,072
Pinnacle West Capital Corp.	1,089	83,744
Public Service Enterprise Group, Inc.	4,940	315,864
Sempra Energy	3,091	409,125
		1,642,162
TOTAL COMMON STOCKS (Cost $106,887,635)		135,956,717

REITS — 1.5%
Real Estate — 1.5%
Equinix, Inc.	872	735,488
Prologis, Inc.	7,222	972,515
Regency Centers Corp.	1,641	112,606
Weyerhaeuser Co.	7,526	270,936
TOTAL REITS (Cost $1,728,720)		2,091,545

TOTAL INVESTMENTS — 99.5%
(Cost $108,616,355)		138,048,262
Other assets and liabilities, net — 0.5%		746,287
NET ASSETS — 100.0%		$138,794,549

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2021:

	Level 1	Level 2	Level 3	Total
Assets*:
Common Stocks	$135,956,717	$-	$-	$135,956,717
REITs	2,091,545	-	-	2,091,545
Total Investments in Securities	$138,048,262	$-	$-	$138,048,262

* See the Schedule of Investments for industry classifications.